ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
ACCOUNTS RECEIVABLE
Accounts receivable	¥ 94,052		¥ 103,982		$ 12,885
Allowance for credit losses	(42,884)		(30,486)		(5,875)
Accounts receivable, net	51,168		73,496		$ 7,010
The rollforward in the allowance for credit losses were as follows:
Balance at the beginning of the year	30,486	$ 4,177	7,764	¥ 4,932
Provisions for the year	12,857	1,761	22,752	2,832
Reversal of provisions from prior periods due to subsequent cash collection during the year	(420)	(58)	(30)
Amounts written off during the year	(39)	(5)
Balance at the end of the year	¥ 42,884	$ 5,875	¥ 30,486	¥ 7,764